CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 21.1%
Apparel, Accessories & Luxury Goods - 5.3%
Tapestry, Inc. (a)	177,664	$27,621,422

Footwear - 5.4%
Deckers Outdoor Corp. (b)(c)	243,476	28,552,431

Hotels, Resorts & Cruise Lines - 10.4%
Booking Holdings, Inc. (a)	3,378	14,320,524
Carnival Corp.	737,302	23,261,878
Norwegian Cruise Line Holdings Ltd. (a)(b)(c)	686,257	17,012,311
		54,594,713
Total Consumer Discretionary		110,768,566

Financials - 12.4%
Asset Management & Custody Banks - 4.2%
Affiliated Managers Group, Inc.	72,558	22,215,809

Property & Casualty Insurance - 8.2%
Allstate Corp.	91,652	19,661,187
Palomar Holdings, Inc. (b)	188,772	23,352,984
		43,014,171
Total Financials		65,229,980

Health Care - 17.8%
Biotechnology - 4.3%
Halozyme Therapeutics, Inc. (a)(b)	324,894	22,589,880

Health Care Distributors - 4.6%
McKesson Corp. (a)	24,549	24,238,946

Health Care Facilities - 8.9%
Tenet Healthcare Corp. (a)(b)	110,883	26,544,281
Universal Health Services, Inc. - Class B	99,186	20,442,235
		46,986,516
Total Health Care		93,815,342

Industrials - 14.7%
Building Products - 5.4%
Modine Manufacturing Co. (a)(b)	124,713	28,341,029

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

		Shares	Value
Construction & Engineering - 5.4%
Comfort Systems USA, Inc.		19,776	$28,267,221

Construction Machinery & Heavy Transportation Equipment - 3.9%
Blue Bird Corp. (b)		355,286	20,702,515
Total Industrials			77,310,765

Information Technology - 32.0% (d)
Application Software - 2.7%
AppLovin Corp. - Class A (b)		32,642	14,191,762

Electronic Manufacturing Services - 5.2%
Jabil, Inc. (c)		103,334	27,382,477

Semiconductor Materials & Equipment - 6.1%
Lam Research Corp.		135,753	31,751,269

Semiconductors - 10.9%
Micron Technology, Inc. (c)		87,894	36,244,849
NVIDIA Corp. (a)		119,657	21,202,024
			57,446,873
Systems Software - 2.5%
Microsoft Corp. (a)		33,219	13,046,430

Technology Hardware, Storage & Peripherals - 4.6%
Western Digital Corp.		86,967	24,324,670
Total Information Technology			168,143,481
TOTAL COMMON STOCKS (Cost $370,806,568)			515,268,134

PURCHASED OPTIONS - 0.8% (b)	Notional Amount	Contracts
Call Options - 0.8% (c)(e)(f)(k)
Deckers Outdoor Corp., Expiration: 09/18/2026; Exercise Price: $120.01	$4,690,800	400	621,676
Jabil, Inc., Expiration: 06/18/2026; Exercise Price: $225.01	4,743,321	179	987,511
Micron Technology, Inc., Expiration: 07/17/2026; Exercise Price: $315.01	6,268,024	152	1,961,641
Norwegian Cruise Line Holdings Ltd., Expiration: 06/18/2026; Exercise Price: $23.01	3,245,011	1,309	545,185
TOTAL PURCHASED OPTIONS (Cost $2,488,303)			4,116,013

EXCHANGE TRADED FUNDS - 0.0%(g)		Shares
Alpha Architect 1-3 Month Box ETF (b)(h)		722	83,629
TOTAL EXCHANGE TRADED FUNDS (Cost $81,009)			83,629

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 3.60% (i)	11,327,010	$11,327,010
TOTAL MONEY MARKET FUNDS (Cost $11,327,010)		11,327,010

TOTAL INVESTMENTS - 101.0% (Cost $384,702,890)		$530,794,786
Liabilities in Excess of Other Assets - (1.0)% (j)		(5,128,900)
TOTAL NET ASSETS - 100.0%		$525,665,886
Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $169,833,188.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	Represents less than 0.05% of net assets.
(h)	Affiliated security as defined by the Investment Company Act of 1940.
(i)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(j)	Includes cash of $76,516 that is pledged as collateral for written option contracts.
(k)	FLexible EXchange® Options.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF WRITTEN OPTIONS
February 28, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)% (a)(b)(c)
Deckers Outdoor Corp., Expiration: 09/18/2026; Exercise Price: $140.01	$(9,381,600)	(800)	$(667,528)
Jabil, Inc., Expiration: 06/18/2026; Exercise Price: $255.01	(9,486,642)	(358)	(1,317,343)
Micron Technology, Inc., Expiration: 07/17/2026; Exercise Price: $400.01	(12,536,048)	(304)	(2,436,651)
Norwegian Cruise Line Holdings Ltd., Expiration: 06/18/2026; Exercise Price: $26.01	(6,490,022)	(2,618)	(699,556)
TOTAL WRITTEN OPTIONS (Premiums received $2,814,564)			$(5,121,078)
Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

CASTELLAN ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Castellan Targeted Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Common Stocks	$515,268,134	$—	$—	$515,268,134
Purchased Options	—	4,116,013	—	4,116,013
Exchange Traded Funds	83,629	—	—	82,629
Money Market Funds	11,327,010	—	—	11,327,010
Total Investments	$526,678,773	$4,116,013	$—	$530,793,786

Liabilities
Investments
Written Options	$—	$(5,121,078)	$—	$(5,121,078)
Total Investments	$—	$(5,121,078)	$—	$(5,121,078)
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

CASTELLAN ETFs

TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended February 28, 2026:

Alpha Architect 1-3 Month Box ETF
Value as of June 17, 2025(a)(b)	$11,612,078
Additions	35,218,377
Reductions	(46,919,030)
Realized gain (loss)	208,277
Net change in unrealized appreciation (depreciation)	(36,073)
Value as of February 28, 2026	$83,629

Dividend (Interest) income	—
Capital gain distributions from underlying funds	—

Shares as of February 28, 2026	722

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.